UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-3896
FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)
J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2004 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICE SERVICES & SUPPLIES — 14.8%
Bio-Rad Laboratories, Inc.*	105,000	$5,365,500
Black Box Corporation	65,000	2,401,750
Charles River Laboratories International, Inc.*	72,000	3,297,600
HNI Corporation	109,600	4,337,968
Inveresk Research Group, Inc.*	40,000	1,475,600
Manpower Inc.	90,000	4,004,100
Office Depot, Inc.*	275,000	4,133,250
ScanSource, Inc.*	135,000	8,613,000
		$33,628,768
PRODUCER DURABLE GOODS — 14.5%
Cognex Corporation	315,000	$8,253,000
Crane Co.	225,000	6,507,000
Graco Inc.	150,000	5,025,000
IDEX Corporation	105,000	3,565,800
Oshkosh Truck Corporation	70,000	3,994,200
Zebra Technologies Corporation (Class A)*	92,250	5,628,172
		$32,973,172

HEALTH CARE — 11.8%
Health Management Associates, Inc.	275,000	$5,618,250
Invitrogen Corporation*	55,000	3,024,450
Landauer, Inc.	10,000	469,300
Lincare Holdings Inc.*	237,500	7,056,125
Ocular Sciences, Inc.*	85,000	4,077,450
Renal Care Group, Inc.*	205,000	6,607,150
		$26,852,725
ENERGY — 10.9%
Cal Dive International, Inc.*	270,000	$9,617,400
Noble Corporation*	200,000	8,990,000
Tidewater Inc.	185,000	6,021,750
		$24,629,150
TECHNOLOGY — 9.4%
Advanced Fibre Communications, Inc.*	295,000	$4,690,500
KEMET Corporation*	60,900	492,681
Plantronics, Inc.	137,600	5,949,824
SanDisk Corporation*	325,000	9,464,000
TriQuint Semiconductor, Inc.*	209,691	817,795
		$21,414,800
RETAILING — 8.7%
CEC Entertainment Inc.*	105,000	$3,858,750
Carmax, Inc.*	352,487	7,596,095
O’Reilly Automotive, Inc.*	215,000	8,232,350
		$19,687,195
FINANCIAL — 8.1%
Brown & Brown, Inc.	75,000	$3,427,500
Arthur J. Gallagher & Co.	155,400	5,148,402
North Fork Bancorporation, Inc.	220,000	9,779,000
		$18,354,902
MATERIALS — 3.2%
Engelhard Corporation	257,500	$7,300,125

TRANSPORTATION — 0.8%
Heartland Express, Inc.	74,780	$1,379,691
Knight Transportation, Inc.*	15,000	321,300
		$1,700,991

TOTAL COMMON STOCKS — 82.2% (Cost $138,668,076)		$186,541,828

SHORT-TERM INVESTMENTS — 17.6% (Cost $39,860,520)
Short-term Corporate Notes:
American General Finance Corporation — 1.84% 10/01/04	$6,181,000	$6,181,000
International Lease Finance Corp. — 1.56% 10/07/04	6,579,000	6,577,290
Toyota Motor Credit Corporation — 1.64% 10/12/04	7,000,000	6,996,492
Citigroup Inc. — 1.60% 10/13/04	6,623,000	6,619,468
Federal National Mortgage Association Discount Note — 1.68% 10/14/04	4,500,000	4,497,270
General Electric Company — 1.76% 10/26/04	9,000,000	8,989,000
TOTAL SHORT-TERM INVESTMENTS		$39,860,520

TOTAL INVESTMENTS — 99.8% (Cost $178,528,596)(A)		$226,402,348
Other assets and liabilities, net — 0.2%		438,319

TOTAL NET ASSETS — 100%		$226,840,667

*Non-income producing securities

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$50,319,423
Gross unrealized depreciation:	(2,445,671)
Net unrealized appreciation:	$47,873,752

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(a)                                  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	November 24, 2004